Expense Example, No Redemption - AMERICAN FUNDS FUNDAMENTAL INVESTORS	Feb. 27, 2026 USD ($)
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 135
Expense Example, No Redemption, 3 Years	421
Expense Example, No Redemption, 5 Years	729
Expense Example, No Redemption, 10 Years	1,392
Class 529-C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	140
Expense Example, No Redemption, 3 Years	437
Expense Example, No Redemption, 5 Years	755
Expense Example, No Redemption, 10 Years	$ 1,162